Net Income (Loss) Per Share - Schedule of the reconciliation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to Scilex	$ (35,529)	$ 21,501	$ (92,931)	$ (5,480)	$ (23,364)	$ (88,424)	$ (47,519)
Net (loss) income for basic loss per share available to common stockholders	(88,174)	21,501	(145,576)	(5,480)
Net (loss) income for diluted loss per share available to common stockholders	(88,174)	21,501	(145,576)	(5,480)
Premium on redemption of Preferred Stock	$ (52,645)	$ 0	$ (52,645)	$ 0
Weighted average number of shares and assumed conversions - diluted	139,808,000	133,283,000	141,358,000	133,049,000	134,226,000	132,858,000	132,891,000
Net loss attributable to participating securities					$ 0	$ 0	$ 0
Weighted average number of shares outstanding - basic	139,808,000	133,060,000	141,358,000	133,049,000	134,226,000	132,858,000	132,891,000
Effect of Dilutive Securities	0	223,000	0	0	0	0	0
Denominator for Diluted Loss per Share—Adjusted for Dilutive Securities					$ 134,226	$ 132,858	$ 132,891
Basic	$ (0.63)	$ 0.16	$ (1.03)	$ (0.04)	$ (0.17)	$ (0.67)	$ (0.36)
Diluted	$ (0.63)	$ 0.16	$ (1.03)	$ (0.04)	$ (0.17)	$ (0.67)	$ (0.36)